Item 1.  Schedule of Investments


 T. Rowe Price Value Fund
 Unaudited                                                     March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par    Value
 (Cost and value in $ 000s)

 COMMON STOCKS  94.0%
 CONSUMER DISCRETIONARY  19.6%
 Auto Components  0.3%
 TRW *++*                                               422,000       7,789

                                                                      7,789

 Automobiles  1.2%
 GM                                                    660,000       19,398

 Harley-Davidson                                       265,000       15,306

                                                                     34,704

 Hotels, Restaurants & Leisure  2.5%
 Fairmont Hotels                                       815,000       27,009

 International Game Technology                         1,070,000     28,526

 McDonald's                                            450,000       14,013

                                                                     69,548

 Household Durables  2.7%
 Fortune Brands                                        255,000       20,561

 Newell Rubbermaid                                     1,300,000     28,522

 Sony ADR                                              660,000       26,413

                                                                     75,496

 Leisure Equipment & Products  0.8%
 Eastman Kodak                                         300,000       9,765

 Hasbro                                                600,000       12,270

                                                                     22,035

 Media  9.4%
 Cablevision Systems, Class A *                        825,000       23,141

 Comcast, Class A *                                    202,000       6,823

 Comcast, Special Class A *                            1,040,000     34,736

 Disney                                                800,000       22,984

 Dow Jones                                             548,400       20,494

 Liberty Media, Class A *                              4,045,000     41,947

 Liberty Media International, Series A *               120,012       5,249

 New York Times, Class A                               725,000       26,520

 Pearson (GBP)                                         740,000       9,014

 Reuters (GBP)                                         1,408,000     10,849

 Time Warner *                                         2,025,000     35,539

 Viacom, Class B                                       720,000       25,078

                                                                     262,374

 Multiline Retail  2.3%
 Family Dollar Stores                                  905,000       27,476

 Kohl's *                                              248,700       12,840

 May Department Stores                                 680,000       25,174

                                                                     65,490

 Specialty Retail  0.4%
 RadioShack                                            432,200       10,589

                                                                     10,589

 Total Consumer Discretionary                                        548,025

 CONSUMER STAPLES  6.2%
 Beverages  2.8%
 Coca-Cola                                             905,000       37,712

 Coca-Cola Enterprises                                 615,000       12,620

 Heineken (EUR)                                        810,000       28,076

                                                                     78,408

 Food & Staples Retailing  0.8%
 CVS                                                   295,000       15,523

 Safeway *                                             376,000       6,967

                                                                     22,490

 Food Products  1.6%
 Campbell Soup                                         615,000       17,847

 General Mills                                         540,000       26,541

                                                                     44,388

 Household Products  0.4%
 Clorox                                                180,000       11,338

                                                                     11,338

 Tobacco  0.6%
 Altria Group                                          260,000       17,001

                                                                     17,001

 Total Consumer Staples                                              173,625

 ENERGY  8.1%
 Energy Equipment & Services  1.8%
 Baker Hughes                                          715,000       31,810

 Schlumberger                                          270,000       19,030

                                                                     50,840

 Oil & Gas  6.3%
 Amerada Hess                                          135,000       12,988

 ConocoPhillips                                        220,000       23,725

 ExxonMobil                                            530,000       31,588

 Royal Dutch Petroleum ADS                             555,000       33,322

 Statoil ASA (NOK)                                     1,655,000     28,164

 Total ADR                                             385,000       45,133

                                                                     174,920

 Total Energy                                                        225,760

 FINANCIALS  19.9%
 Capital Markets  4.4%
 AmeriTrade *                                          50,200        513

 Charles Schwab                                        1,595,000     16,763

 Franklin Resources                                    270,000       18,535

 Mellon Financial                                      655,000       18,694

 Merrill Lynch                                         220,000       12,452

 Morgan Stanley                                        380,000       21,755

 State Street                                          755,000       33,009

                                                                     121,721

 Commercial Banks  3.7%
 Bank of America                                       800,000       35,280

 Comerica                                              295,000       16,249

 Royal Bank of Scotland (GBP)                          790,000       25,124

 U.S. Bancorp                                          915,000       26,370

                                                                     103,023

 Consumer Finance  0.8%
 American Express                                      453,000       23,270

                                                                     23,270

 Diversified Financial Services  3.2%
 Citigroup                                             585,000       26,290

 J.P. Morgan Chase                                     1,099,272     38,035

 Principal Financial Group                             685,000       26,365

                                                                     90,690

 Insurance  6.2%
 Berkshire Hathaway, Class A *                         270           23,490

 Genworth Financial, Class A                           965,000       26,557

 Hartford Financial Services                           405,000       27,767

 Marsh & McLennan                                      1,075,000     32,701

 Prudential                                            250,000       14,350

 Safeco                                                325,000       15,831

 St. Paul Companies                                    845,000       31,037

                                                                     171,733

 Thrifts & Mortgage Finance  1.6%
 Fannie Mae                                            100,000       5,445

 Freddie Mac                                           280,000       17,696

 Radian                                                466,000       22,247

                                                                     45,388

 Total Financials                                                    555,825

 HEALTH CARE  8.7%
 Biotechnology  1.1%
 Chiron *                                              205,000       7,187

 MedImmune *                                           990,000       23,572

                                                                     30,759

 Health Care Equipment & Supplies  1.8%
 Boston Scientific *                                   785,000       22,993

 Medtronic                                             525,000       26,749

                                                                     49,742

 Health Care Providers & Services  1.6%
 Cardinal Health                                       455,000       25,389

 CIGNA                                                 210,000       18,753

                                                                     44,142

 Pharmaceuticals  4.2%
 Bristol Myers Squibb                                  485,000       12,348

 Johnson & Johnson                                     460,000       30,894

 Merck                                                 990,000       32,046

 Schering-Plough                                       925,000       16,789

 Wyeth                                                 635,000       26,784

                                                                     118,861

 Total Health Care                                                   243,504

 INDUSTRIALS & BUSINESS SERVICES  12.6%
 Aerospace & Defense  4.2%
 Honeywell International                               1,090,000     40,559

 Lockheed Martin                                       491,000       29,981

 Raytheon                                              592,300       22,922

 Rockwell Collins                                      480,900       22,886

                                                                     116,348

 Airlines  0.0%
 Delta *                                               200,000       810

                                                                     810

 Commercial Services & Supplies  1.0%
 Waste Management                                      967,000       27,898

                                                                     27,898

 Electrical Equipment  0.6%
 Cooper Industries, Class A                            220,000       15,734

                                                                     15,734

 Industrial Conglomerates  3.5%
 GE                                                    1,985,000     71,579

 Tyco International                                    810,000       27,378

                                                                     98,957

 Machinery  0.7%
 Eaton                                                 190,000       12,426

 Pall                                                  235,000       6,373

                                                                     18,799

 Road & Rail  2.6%
 CSX                                                   765,000       31,862

 Union Pacific                                         595,000       41,472

                                                                     73,334

 Total Industrials & Business Services                               351,880

 INFORMATION TECHNOLOGY  6.1%
 Communications Equipment  1.4%
 Motorola                                              900,000       13,473

 Nokia ADR *                                           1,660,000     25,614

                                                                     39,087

 Computers & Peripherals  1.1%
 Hewlett-Packard                                       1,408,300     30,898

                                                                     30,898

 IT Services  0.4%
 First Data                                            275,000       10,810

                                                                     10,810

 Semiconductor & Semiconductor Equipment  1.3%
 Freescale Semiconductor, Class B *                    96,613        1,667

 Intel                                                 535,000       12,428

 Texas Instruments                                     905,000       23,068

                                                                     37,163

 Software  1.9%
 Microsoft                                             1,605,000     38,793

 Synopsys *                                            730,000       13,213

                                                                     52,006

 Total Information Technology                                        169,964

 MATERIALS  6.6%
 Chemicals  2.1%
 DuPont                                                675,000       34,587

 Great Lakes Chemical                                  550,000       17,666

 Hercules *                                            515,000       7,462

                                                                     59,715

 Metals & Mining  1.6%
 Alcoa                                                 710,000       21,577

 Nucor                                                 400,000       23,024

                                                                     44,601

 Paper & Forest Products  2.9%
 Bowater                                               700,000       26,369



International Paper                                    925,000       34,031

 MeadWestvaco                                          630,000       20,047

                                                                     80,447

 Total Materials                                                     184,763

 TELECOMMUNICATION SERVICES  3.4%
 Diversified Telecommunication Services  3.4%
 Alltel                                                305,000       16,729

 MCI *                                                 650,000       16,198

 Qwest Communications International *                  4,850,000     17,945

 Sprint-FON Group                                      1,595,000     36,286

 Telus (CAD)                                           198,600       6,385

 Telus (Non-voting shares)                             52,800        1,627

 Total Telecommunication Services                                    95,170

 UTILITIES  2.8%
 Electric Utilities  1.0%
 FirstEnergy                                           460,000       19,297

 Pinnacle West Capital                                 160,000       6,802

                                                                     26,099

 Gas Utilities  1.1%
 NiSource                                              1,360,000     30,994

                                                                     30,994

 Multi-Utilities & Unregulated Power  0.7%
 Duke Energy                                           690,000       19,327

                                                                     19,327

 Total Utilities                                                     76,420

 Total Common Stocks (Cost  $2,298,680)                              2,624,936

 CONVERTIBLE PREFERRED STOCKS  0.4%
 Genworth Financial                                    106,000       3,400

 Schering-Plough                                       77,000        3,863

 UnumProvident                                         140,000       4,050

 Total Convertible Preferred Stocks (Cost  $10,000)                  11,313

 CONVERTIBLE BONDS  0.4%
 Delta Air Lines, 144A, 2.875%, 2/18/24 (Tender        3,970,000     1,614
2/18/09)
 Fortis Insurance, 144A, 7.75%, 1/26/08                8,900,000     9,486

 Total Convertible Bonds (Cost  $12,711)                             11,100

 SHORT-TERM INVESTMENTS  7.1%
 Money Market Fund  7.0%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       196,196,437   196,196

                                                                     196,196

 U.S. Treasury Obligations 0.1%
 U.S. Treasury Bills, 2.66%, 4/21/05                   4,200,000     4,194

                                                                     4,194

 Total Short-Term Investments (Cost  $200,390)                       200,390

 Total Investments in Securities
 101.9% of Net Assets (Cost $2,521,781)                           $  2,847,739


 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  *   Non-income producing
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $11,100 and represents 0.4% of net assets
 ADR  American Depository Receipts
 ADS  American Depository Shares
 CAD  Canadian dollar
 EUR  Euro
 GBP  British pound
 NOK  Norwegian krone


 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $7,789 and represents 0.3% of net assets.

                     Acquisition           Acquisition
Description          Date                  Cost
 TRW                 3/8/05                $ 8,292
 Totals                                    $ 8,292

 The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Value Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $2,521,781,000. Net unrealized gain aggregated $325,942,000 at period-end, of which $439,064,000 related to appreciated investments and $113,122,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $951,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $196,196,000 and $149,170,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                      SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005